SCHEDULE OF MAJOR CUSTOMER (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Client A [Member]
Revenue, Major Customer [Line Items]
Total		85.30%	47.20%	56.60%
Client B [Member]
Revenue, Major Customer [Line Items]
Total	27.20%		12.00%	0.80%
Client C [Member]
Revenue, Major Customer [Line Items]
Total			11.90%	2.70%
Client [Member]
Revenue, Major Customer [Line Items]
Total	38.40%	85.30%	71.10%	60.10%
Client D [Member]
Revenue, Major Customer [Line Items]
Total	11.20%